RELATED PARTY BALANCES AND TRANSACTIONS (Details) ¥ in Thousands, ¥ in Thousands, R in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 JPY (¥) item shares	Dec. 31, 2019 USD ($) item shares	Dec. 31, 2019 CNY (¥) item shares	Dec. 31, 2019 ZAR (R) item shares	Dec. 31, 2018 JPY (¥) item shares	Dec. 31, 2018 USD ($) item shares	Dec. 31, 2018 CNY (¥) item shares	Dec. 31, 2017 JPY (¥) item shares	Dec. 31, 2017 USD ($) item shares	Dec. 31, 2017 CNY (¥) item shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Sep. 30, 2017 USD ($)
RELATED PARTY BALANCES AND TRANSACTIONS
Amount due from related party		$ 31,232				$ 16,740
Trade receivable from affiliate		13,930
Amounts due to related parties		10,077				16,847
Revenue from sale of solar products		$ 99,470				$ 119,825			$ 168,465
RSUs
RELATED PARTY BALANCES AND TRANSACTIONS
Granted (in shares) | shares	706,637	706,637	706,637	706,637	759,702	759,702	759,702	1,033,001	1,033,001	1,033,001
Roserock
RELATED PARTY BALANCES AND TRANSACTIONS
Membership interests owned (as a percent)		49.00%									49.00%
Pilipinas Newton Energy Corp
RELATED PARTY BALANCES AND TRANSACTIONS
Cash funding from affiliate		$ 16
Membership interests owned (as a percent)		40.00%									40.00%
ET Solutions South Africa 1 Pty
RELATED PARTY BALANCES AND TRANSACTIONS
Amount due from related party		$ 0
Receivables from affiliate		$ 17,284
Membership interests owned (as a percent)		49.00%									49.00%
Revenue from sale of solar products		$ 40,970		R 586,832		$ 6,859	¥ 45,407
Percentage of ownership after sale transaction	49.00%	49.00%	49.00%	49.00%	49.00%	49.00%	49.00%
Canadian Solar Infrastructure Fund, Inc
RELATED PARTY BALANCES AND TRANSACTIONS
Number of solar power plants sold | item	3	3	3	3	5	5	5	13	13	13
Percent of units purchased	14.66%	14.66%	14.66%	14.66%	14.66%	14.66%	14.66%	14.66%	14.66%	14.66%
Canadian Solar Infrastructure Fund, Inc | Asset management service
RELATED PARTY BALANCES AND TRANSACTIONS
Trade payable to affiliate		$ 2
Revenue from providing development services	¥ 281,094	2,573			¥ 247,341	$ 2,210		¥ 303,772	$ 2,699
Canadian Solar Infrastructure Fund, Inc | O & M Service
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from providing development services	223,598	2,052			122,529	1,105		32,119	285
Canadian Solar Infrastructure Fund, Inc | Revenue
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from sale of solar products	¥ 5,889,000	$ 53,874			12,276,404	109,597		18,426,754	163,155
Canadian Solar Infrastructure Fund, Inc | Other operating income or expense
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from sale of solar products					¥ 89,238	$ 836		¥ 3,148,648	$ 27,879
Suzhou iSilver Materials Co
RELATED PARTY BALANCES AND TRANSACTIONS
Membership interests owned (as a percent)		15.00%									15.00%
Trade payable to affiliate		$ 7,884
Percent of units purchased	14.63%	14.63%	14.63%	14.63%	14.63%	14.63%	14.63%	14.63%	14.63%	14.63%
Purchase from related party		$ 50,359	¥ 350,590			$ 74,490	¥ 512,154		$ 49,113	¥ 331,958
Suzhou Kzone Equipment Technology Co., Ltd
RELATED PARTY BALANCES AND TRANSACTIONS
Membership interests owned (as a percent)														32.00%
Payable for equipment purchase														$ 2,138
Percent of units purchased	32.00%	32.00%	32.00%	32.00%	32.00%	32.00%	32.00%
Purchase from related party		$ 8,787	¥ 61,174			$ 6,056	¥ 41,635
Dr. Shawn Qu | RSUs
RELATED PARTY BALANCES AND TRANSACTIONS
Granted (in shares) | shares	26,691	26,691	26,691	26,691	83,805	83,805	83,805	77,289	77,289	77,289
Dr. Shawn Qu | Chinese Commercial Banks
RELATED PARTY BALANCES AND TRANSACTIONS
Maturity term of credit facility	1 year	1 year	1 year	1 year	1 year	1 year	1 year	1 year	1 year	1 year
Maximum borrowing capacity		$ 204,000				$ 185,000			$ 206,000		¥ 1,420,000	¥ 1,270,000	¥ 1,346,000
Amounts drawn down		$ 82,937				$ 155,956			135,225
Gaochuangte
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from sale of solar products									$ 1,648	¥ 11,352
Percentage of ownership after sale transaction								80.00%	80.00%	80.00%
Purchase cost incurred from related party									$ 6,430	¥ 44,271
Luoyang Jiwa New Material Technology Co., Ltd [Member]
RELATED PARTY BALANCES AND TRANSACTIONS
Membership interests owned (as a percent)		25.00%									25.00%
Trade payable to affiliate		$ 55